Federated Hermes Fund for U.S. Government Securities II Expense Example - Federated Hermes Fund for U.S. Government Securities II - Federated Hermes Fund for U.S. Government Securities II	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	$ 1,248